ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	6 Months Ended
Jun. 30, 2020
Description of reorganization subsidiaries countries and jurisdictions
	Date of	Jurisdiction of
Name of Entity	Formation	Formation	% of Ownership	Principal Activities
China Liberal	February 25, 2019	Cayman Islands	Parent, 100%	Investment holding

Yi Xin BVI	October 19, 2010	BVI	100%	Investment holding

Boya Hong Kong	May 11, 2011	Hong Kong	100%	Investment holding

China Liberal Beijing	August 8, 2011	Beijing, PRC	100%	Education services provider